Cover	May 05, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	May 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41482
Entity Registrant Name	Jeffs’ Brands Ltd
Entity Central Index Key	0001885408